Subsidiaries (Investments - OPC Energy) (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended
	Mar. 07, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 03, 2019 USD ($)	Jan. 03, 2019 ILS (₪)	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Total consideration transferred					$ 260,000
OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred			$ 7,000
OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred | ₪				₪ 27,000
Agreement with the private shareholders [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage share of trustee holds in Tzomet share capital			5.00%	5.00%
Tzomet [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred	$ 23,000
Proportion of ownership interest		95.00%
Repayments of borrowings	$ 3,650	$ 15,800
First Payment [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred			$ 400
First Payment [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred | ₪				₪ 1,500
Two Installments [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred			$ 5,600
Two Installments [Member] | OPC Energy Ltd., Israel [Member] | Tzomet Energy Ltd [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred | ₪				₪ 21,000